Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Insurance premiums					$ 5,841	$ 5,359	$ 5,122
Fee income					5,366	5,766	6,120
Net investment income					5,274	5,839	5,264
Realized gain (loss)					418	859	(526)
Amortization of deferred gain (loss) on business sold through reinsurance					37	32	33
Other revenues					621	657	553
Total revenues	$ 4,203	$ 4,265	$ 4,414	$ 4,675	17,557	18,512	16,566
Expenses
Benefits					8,203	8,027	8,050
Interest credited					2,860	2,912	2,899
Market risk benefit (gain) loss					296	(1,554)
Policyholder liability remeasurement (gain) loss					2,445	(119)
Commissions and other expenses					4,927	5,011	4,889
Interest and debt expense					137	114	125
Spark program expense					167	87	68
Impairment of intangibles					634
Total expenses	3,740	7,045	4,662	4,222	19,669	14,478	16,031
Income (loss) before taxes					(2,112)	4,034	535
Federal income tax expense (benefit)					(437)	737	(56)
Net income (loss)	$ 398	$ (2,292)	$ (171)	$ 390	(1,675)	3,297	591
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(17,639)	(3,233)	3,177
Market risk benefit non-performance risk gain (loss)					(211)	(923)
Policyholder liability remeasurement gain (loss)					1,891	560
Funded status of employee benefit plans					(4)	3	8
Total other comprehensive income (loss), net of tax					(15,963)	(3,593)	3,185
Comprehensive income (loss)					$ (17,638)	$ (296)	$ 3,776